12. PRODUCT REGISTRATION AND DEVELOPMENT	12 Months Ended
Dec. 31, 2018
Notes
12. PRODUCT REGISTRATION AND DEVELOPMENT

12.   PRODUCT REGISTRATION AND DEVELOPMENT

	Year ended December 31,
	2018	2017	2016
	$	$	$
Payroll	213,484	126,859	168,964
Product registration and licensing fees	38,024	115,444	39,820
	251,508	242,303	208,784